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                                                           OMB APPROVAL
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                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: October 31, 2003
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...23.5
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the calendar Year or Quarter Ended March 31, 2003
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                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
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Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
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Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of May, 2003.

This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

                               Form 13F

Page 1  of 3                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3M CO                             COM           88579Y101       14,063    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES               COM             2824100          320      8,509 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYSTEMS                     CL A          00845V100           19     12,000 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                         COM            13817101        2,096    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                  COM           02209S103        3,572    119,241 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               COM            25816109        3,828    115,198 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL G          COM            26874107          691     13,982 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC.                        COM            31162100          397      6,899 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER-BUSCH COS INC            COM            35229103          207      4,450 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER                   COM           00184A105          260     23,960 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                         COM             1957109        1,752    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SERVICES            COM           00209A106           91     13,864 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                   COM            60505104          536      8,023 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                     COM           06423A103          225      6,503 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                    COM            79860102          207      9,550 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY                CL A           84670108          447          7 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO                         COM            97023105        2,710    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB              COM           110122108          223     10,560 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC                   COM           149123101        5,321    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
CHEVERONTEXACO CORP               COM           166764100          370      5,726 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                     COM           17275R102          603     38,727 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                     COM           172967101        4,674    135,784 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA COMPANY                 COM           191216100        4,916    121,441 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                      CL A          20030N101          354     12,371 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP                COM           247025109          379     13,882 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR                    UNIT SER 1       252787106          569      7,124 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
DUPONT E I DE NEMOURS             COM           263534109        4,203    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK COMPANY             COM           277461109        3,201    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP                          CL A          268648102           91     12,579 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION           COM           30231G102        5,040    144,220 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                        COM           313586109          349      5,334 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC                       COM           313400301          205      3,863 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------

                               Form 13F

Page 2  of 3                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO               COM           369604103        4,118    161,491 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP               COM           370442105        3,636    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                COM           428236103        1,942    124,882 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                        COM           437076102        2,944    120,840 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                COM           438516106        2,310    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM           458140100        2,339    111,663 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
IBM CORPORATION                   COM           459200101        9,192    117,212 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO            COM           460146103        3,656    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                      GS CORP BD FD      464287242          716      6,500 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE                      COM           46612J101           29     10,350 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                 COM           478160104        7,180    124,076 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW        COM SERIES A      530718105          101     10,400 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
LILLY (ELI) & CO                  COM           532457108          344      6,022 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES               COM           549463107           36     24,365 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP                   COM           580135101        1,564    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC.                    COM           585055106          295      6,540 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO                        COM           589331107        6,584    120,190 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                    COM           594918104        4,005    165,467 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
MORGAN J.P. & COMPANY             COM           46625H100        2,809    118,491 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                  COM NEW         617446448          215      5,650 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                      COM           620076109           96     11,650 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                       COM           68389X105          311     28,708 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                       COM           713448108          370      9,262 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC.                       COM           717081103        1,029     33,029 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                    COM           71713U102          300      6,930 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO               COM           742718109       10,251    115,118 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.           COM           78387G103        2,532    126,229 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC              COM           866810104           63     19,311 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW         902973304          204     10,729 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICES            COM           911312106          349      6,121 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP          COM           913017109        6,249    108,153 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS            COM           92343V104          520     14,702 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                        CL B          925524308          345      9,440 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW             COM           929903102          242      7,100 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------

                               Form 13F

Page 3  of 3                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC               COM           931142103        6,858    131,812 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                 COM Disney       254687106        2,029    119,218 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO CO                    COM           949746101          408      9,069 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------
WYETH                             COM           983024100          260      6,865 sh       Sole         N/A        Sole
------------------------------------------------------------------------------------------------------------------------------------

                                                         -------------
                                                               148,350
                                                         =============

                             Page 3 OF 3